Commitments and Contingencies - Schedule of Maturities on Lease Liabilities (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Minimum Lease Commitments
Remainder of 2021	$ 5,608
2022	6,393
2023	5,409
2024	4,774
2025	4,060
Thereafter	8,046
Total	34,290
Sublease Income
Remainder of 2021	(216)
2022	(313)
2023	(322)
2024	(246)
Total	$ (1,097)